CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Common Stock Par Value Per Share One	$ 0.014		$ 0.11
Common Stock Par Value Per Share Two	$ 0.014		$ 0.11
Common Stock Par Value Per Share Three	$ 0.11		$ 0.11
Stock Issued During Period, Shares, Stock Splits			13,256
Number Of Shares For Post Split			30,000
Common Stock and Warrants Par Value Per Share One		$ 1.25
Common Stock and Warrants Par Value Per Share Two		$ 1.25
Common Stock and Warrants Par Value Per Share Three		$ 1.25
Common Stock and Warrants Par Value Per Share Four		$ 1.25